Commitments - Summary of Minimum Royalty Payments Under Licensing Agreement (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 7,217	¥ 5,885
Not later than one year
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	4,513	3,599
Later than one year and not later than five years
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 2,704	2,284
More than five years [Member]
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement		¥ 2